Other long-term assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 2,583	$ 9,083
Prepaid capital asset deposits	242	0
Property lease deposits	65	310
Holdback receivable (note 6)	0	10,363
Other investments	290	609
Total	$ 3,180	$ 20,365